Shareholder Report, Holdings (Details)	Aug. 31, 2024
Green California Tax-Free Income Fund - Investor Shares | Los Rios Community College District [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
Green California Tax-Free Income Fund - Investor Shares | Santa Maria Joint Union High School District [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
Green California Tax-Free Income Fund - Investor Shares | San Mateo Foster City Public Financing Authority [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
Green California Tax-Free Income Fund - Investor Shares | Milpitas Unified School District [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
Green California Tax-Free Income Fund - Investor Shares | California Educational Facilities Authority [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Green California Tax-Free Income Fund - Investor Shares | Foothill-De Anza Community College District [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Green California Tax-Free Income Fund - Investor Shares | California Health Facilities Financing Authority [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Green California Tax-Free Income Fund - Investor Shares | Orange County Water District [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Green California Tax-Free Income Fund - Investor Shares | San Jose Financing Authority [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Green California Tax-Free Income Fund - Investor Shares | San Diego Public Facilities Financing Authority [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Green California Tax-Free Income Fund - Investor Shares | Long Term Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.10%
Green California Tax-Free Income Fund - Investor Shares | VR Demand Notes [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
U.S. Government Securities Fund - Investor Shares | United States Treasury Note/Bond, 02/15/2025 [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
U.S. Government Securities Fund - Investor Shares | United States Treasury Note/Bond, 03/31/2025 [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
U.S. Government Securities Fund - Investor Shares | United States Treasury Note/Bond, 11/15/2041 [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
U.S. Government Securities Fund - Investor Shares | United States Treasury Note/Bond, 08/15/2044 [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
U.S. Government Securities Fund - Investor Shares | United States Treasury Note/Bond, 05/15/2025 [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
U.S. Government Securities Fund - Investor Shares | United States Treasury Note/Bond, 11/15/2052 [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
U.S. Government Securities Fund - Investor Shares | United States Treasury Note/Bond, 05/15/2041 [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
U.S. Government Securities Fund - Investor Shares | United States Treasury Note/Bond, 03/31/2027 [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
U.S. Government Securities Fund - Investor Shares | United States Treasury Note/Bond, 02/15/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
U.S. Government Securities Fund - Investor Shares | United States Treasury Note/Bond, 04/30/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
U.S. Government Securities Fund - Investor Shares | GNMA [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
U.S. Government Securities Fund - Investor Shares | US Treasury Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	94.90%
U.S. Government Securities Fund - Investor Shares | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
U.S. Government Securities Fund - K Shares | United States Treasury Note/Bond, 02/15/2025 [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
U.S. Government Securities Fund - K Shares | United States Treasury Note/Bond, 03/31/2025 [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
U.S. Government Securities Fund - K Shares | United States Treasury Note/Bond, 11/15/2041 [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
U.S. Government Securities Fund - K Shares | United States Treasury Note/Bond, 08/15/2044 [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
U.S. Government Securities Fund - K Shares | United States Treasury Note/Bond, 05/15/2025 [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
U.S. Government Securities Fund - K Shares | United States Treasury Note/Bond, 11/15/2052 [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
U.S. Government Securities Fund - K Shares | United States Treasury Note/Bond, 05/15/2041 [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
U.S. Government Securities Fund - K Shares | United States Treasury Note/Bond, 03/31/2027 [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
U.S. Government Securities Fund - K Shares | United States Treasury Note/Bond, 02/15/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
U.S. Government Securities Fund - K Shares | United States Treasury Note/Bond, 04/30/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
U.S. Government Securities Fund - K Shares | GNMA [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
U.S. Government Securities Fund - K Shares | US Treasury Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	94.90%
U.S. Government Securities Fund - K Shares | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
S&P 500 Index Fund - Investor Shares | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
S&P 500 Index Fund - Investor Shares | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
S&P 500 Index Fund - Investor Shares | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
S&P 500 Index Fund - Investor Shares | Amazon.com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
S&P 500 Index Fund - Investor Shares | Meta Platforms Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
S&P 500 Index Fund - Investor Shares | Alphabet - Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
S&P 500 Index Fund - Investor Shares | Berkshire Hathaway Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
S&P 500 Index Fund - Investor Shares | Alphabet - Class C [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
S&P 500 Index Fund - Investor Shares | Eli Lilly & Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
S&P 500 Index Fund - Investor Shares | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
S&P 500 Index Fund - Investor Shares | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Total Investments	0.21%
S&P 500 Index Fund - Investor Shares | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
S&P 500 Index Fund - Investor Shares | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
S&P 500 Index Fund - Investor Shares | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
S&P 500 Index Fund - Investor Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	18.10%
S&P 500 Index Fund - Investor Shares | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
S&P 500 Index Fund - Investor Shares | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
S&P 500 Index Fund - Investor Shares | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
S&P 500 Index Fund - Investor Shares | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	29.90%
S&P 500 Index Fund - Investor Shares | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
S&P 500 Index Fund - K Shares | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
S&P 500 Index Fund - K Shares | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
S&P 500 Index Fund - K Shares | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
S&P 500 Index Fund - K Shares | Amazon.com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
S&P 500 Index Fund - K Shares | Meta Platforms Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
S&P 500 Index Fund - K Shares | Alphabet - Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
S&P 500 Index Fund - K Shares | Berkshire Hathaway Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
S&P 500 Index Fund - K Shares | Alphabet - Class C [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
S&P 500 Index Fund - K Shares | Eli Lilly & Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
S&P 500 Index Fund - K Shares | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
S&P 500 Index Fund - K Shares | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Total Investments	0.21%
S&P 500 Index Fund - K Shares | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
S&P 500 Index Fund - K Shares | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
S&P 500 Index Fund - K Shares | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
S&P 500 Index Fund - K Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	18.10%
S&P 500 Index Fund - K Shares | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
S&P 500 Index Fund - K Shares | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
S&P 500 Index Fund - K Shares | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
S&P 500 Index Fund - K Shares | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	29.90%
S&P 500 Index Fund - K Shares | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
S&P MidCap Index Fund - Investor Shares | Illumina Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
S&P MidCap Index Fund - Investor Shares | Carlisle Cos Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
S&P MidCap Index Fund - Investor Shares | Lennox International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
S&P MidCap Index Fund - Investor Shares | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
S&P MidCap Index Fund - Investor Shares | Avantor Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
S&P MidCap Index Fund - Investor Shares | Williams-Sonoma Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
S&P MidCap Index Fund - Investor Shares | BioMarin Pharmaceutical Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
S&P MidCap Index Fund - Investor Shares | Burlington Stores Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
S&P MidCap Index Fund - Investor Shares | Reliance Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
S&P MidCap Index Fund - Investor Shares | Manhattan Associates Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
S&P MidCap Index Fund - Investor Shares | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Total Investments	0.54%
S&P MidCap Index Fund - Investor Shares | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
S&P MidCap Index Fund - Investor Shares | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
S&P MidCap Index Fund - Investor Shares | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%
S&P MidCap Index Fund - Investor Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%
S&P MidCap Index Fund - Investor Shares | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
S&P MidCap Index Fund - Investor Shares | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	23.80%
S&P MidCap Index Fund - Investor Shares | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	22.50%
S&P MidCap Index Fund - Investor Shares | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
S&P MidCap Index Fund - Investor Shares | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
S&P MidCap Index Fund - K Shares | Illumina Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
S&P MidCap Index Fund - K Shares | Carlisle Cos Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
S&P MidCap Index Fund - K Shares | Lennox International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
S&P MidCap Index Fund - K Shares | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
S&P MidCap Index Fund - K Shares | Avantor Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
S&P MidCap Index Fund - K Shares | Williams-Sonoma Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
S&P MidCap Index Fund - K Shares | BioMarin Pharmaceutical Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
S&P MidCap Index Fund - K Shares | Burlington Stores Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
S&P MidCap Index Fund - K Shares | Reliance Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
S&P MidCap Index Fund - K Shares | Manhattan Associates Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
S&P MidCap Index Fund - K Shares | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Total Investments	0.54%
S&P MidCap Index Fund - K Shares | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
S&P MidCap Index Fund - K Shares | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
S&P MidCap Index Fund - K Shares | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%
S&P MidCap Index Fund - K Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%
S&P MidCap Index Fund - K Shares | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
S&P MidCap Index Fund - K Shares | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	23.80%
S&P MidCap Index Fund - K Shares | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	22.50%
S&P MidCap Index Fund - K Shares | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
S&P MidCap Index Fund - K Shares | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Shelton Equity Income Fund - Investor Shares | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Shelton Equity Income Fund - Investor Shares | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Shelton Equity Income Fund - Investor Shares | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Shelton Equity Income Fund - Investor Shares | Amazon.com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Shelton Equity Income Fund - Investor Shares | Meta Platforms Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Shelton Equity Income Fund - Investor Shares | Alphabet - Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Shelton Equity Income Fund - Investor Shares | Berkshire Hathaway Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Shelton Equity Income Fund - Investor Shares | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
Shelton Equity Income Fund - Investor Shares | Netflix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Shelton Equity Income Fund - Investor Shares | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Shelton Equity Income Fund - Investor Shares | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Total Investments	7.11%
Shelton Equity Income Fund - Investor Shares | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Shelton Equity Income Fund - Investor Shares | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
Shelton Equity Income Fund - Investor Shares | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
Shelton Equity Income Fund - Investor Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%
Shelton Equity Income Fund - Investor Shares | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Shelton Equity Income Fund - Investor Shares | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
Shelton Equity Income Fund - Investor Shares | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
Shelton Equity Income Fund - Investor Shares | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	20.90%
Shelton Equity Income Fund - Investor Shares | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Shelton Equity Income Fund - K Shares | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Shelton Equity Income Fund - K Shares | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Shelton Equity Income Fund - K Shares | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Shelton Equity Income Fund - K Shares | Amazon.com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Shelton Equity Income Fund - K Shares | Meta Platforms Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Shelton Equity Income Fund - K Shares | Alphabet - Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Shelton Equity Income Fund - K Shares | Berkshire Hathaway Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Shelton Equity Income Fund - K Shares | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
Shelton Equity Income Fund - K Shares | Netflix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Shelton Equity Income Fund - K Shares | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Shelton Equity Income Fund - K Shares | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Total Investments	7.11%
Shelton Equity Income Fund - K Shares | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Shelton Equity Income Fund - K Shares | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
Shelton Equity Income Fund - K Shares | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
Shelton Equity Income Fund - K Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%
Shelton Equity Income Fund - K Shares | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Shelton Equity Income Fund - K Shares | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
Shelton Equity Income Fund - K Shares | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
Shelton Equity Income Fund - K Shares | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	20.90%
Shelton Equity Income Fund - K Shares | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
S&P SmallCap Index Fund - Investor Shares | Fabrinet [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
S&P SmallCap Index Fund - Investor Shares | The Ensign Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
S&P SmallCap Index Fund - Investor Shares | Mueller Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
S&P SmallCap Index Fund - Investor Shares | ATI Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
S&P SmallCap Index Fund - Investor Shares | Comerica Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
S&P SmallCap Index Fund - Investor Shares | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
S&P SmallCap Index Fund - Investor Shares | SPS Commerce Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
S&P SmallCap Index Fund - Investor Shares | Meritage Homes Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
S&P SmallCap Index Fund - Investor Shares | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
S&P SmallCap Index Fund - Investor Shares | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
S&P SmallCap Index Fund - Investor Shares | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Total Investments	0.55%
S&P SmallCap Index Fund - Investor Shares | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
S&P SmallCap Index Fund - Investor Shares | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
S&P SmallCap Index Fund - Investor Shares | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
S&P SmallCap Index Fund - Investor Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%
S&P SmallCap Index Fund - Investor Shares | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
S&P SmallCap Index Fund - Investor Shares | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	27.40%
S&P SmallCap Index Fund - Investor Shares | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
S&P SmallCap Index Fund - Investor Shares | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
S&P SmallCap Index Fund - Investor Shares | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
S&P SmallCap Index Fund - K Shares | Fabrinet [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
S&P SmallCap Index Fund - K Shares | The Ensign Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
S&P SmallCap Index Fund - K Shares | Mueller Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
S&P SmallCap Index Fund - K Shares | ATI Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
S&P SmallCap Index Fund - K Shares | Comerica Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
S&P SmallCap Index Fund - K Shares | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
S&P SmallCap Index Fund - K Shares | SPS Commerce Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
S&P SmallCap Index Fund - K Shares | Meritage Homes Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
S&P SmallCap Index Fund - K Shares | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
S&P SmallCap Index Fund - K Shares | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
S&P SmallCap Index Fund - K Shares | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Total Investments	0.55%
S&P SmallCap Index Fund - K Shares | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
S&P SmallCap Index Fund - K Shares | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
S&P SmallCap Index Fund - K Shares | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
S&P SmallCap Index Fund - K Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%
S&P SmallCap Index Fund - K Shares | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
S&P SmallCap Index Fund - K Shares | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	27.40%
S&P SmallCap Index Fund - K Shares | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
S&P SmallCap Index Fund - K Shares | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
S&P SmallCap Index Fund - K Shares | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Nasdaq-100 Index Fund - Investor Shares | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
Nasdaq-100 Index Fund - Investor Shares | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
Nasdaq-100 Index Fund - Investor Shares | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
Nasdaq-100 Index Fund - Investor Shares | Amazon.com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Nasdaq-100 Index Fund - Investor Shares | Meta Platforms Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Nasdaq-100 Index Fund - Investor Shares | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
Nasdaq-100 Index Fund - Investor Shares | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Nasdaq-100 Index Fund - Investor Shares | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Nasdaq-100 Index Fund - Investor Shares | Alphabet Inc – Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Nasdaq-100 Index Fund - Investor Shares | Alphabet Inc – Class C [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Nasdaq-100 Index Fund - Investor Shares | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Nasdaq-100 Index Fund - Investor Shares | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Nasdaq-100 Index Fund - Investor Shares | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	24.90%
Nasdaq-100 Index Fund - Investor Shares | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
Nasdaq-100 Index Fund - Investor Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
Nasdaq-100 Index Fund - Investor Shares | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Nasdaq-100 Index Fund - Investor Shares | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Nasdaq-100 Index Fund - Investor Shares | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Nasdaq-100 Index Fund - Investor Shares | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	49.10%
Nasdaq-100 Index Fund - Investor Shares | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Nasdaq-100 Index Fund - K Shares | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
Nasdaq-100 Index Fund - K Shares | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
Nasdaq-100 Index Fund - K Shares | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
Nasdaq-100 Index Fund - K Shares | Amazon.com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Nasdaq-100 Index Fund - K Shares | Meta Platforms Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Nasdaq-100 Index Fund - K Shares | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
Nasdaq-100 Index Fund - K Shares | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Nasdaq-100 Index Fund - K Shares | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Nasdaq-100 Index Fund - K Shares | Alphabet Inc – Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Nasdaq-100 Index Fund - K Shares | Alphabet Inc – Class C [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Nasdaq-100 Index Fund - K Shares | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Nasdaq-100 Index Fund - K Shares | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Nasdaq-100 Index Fund - K Shares | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	24.90%
Nasdaq-100 Index Fund - K Shares | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
Nasdaq-100 Index Fund - K Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
Nasdaq-100 Index Fund - K Shares | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Nasdaq-100 Index Fund - K Shares | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Nasdaq-100 Index Fund - K Shares | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Nasdaq-100 Index Fund - K Shares | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	49.10%
Nasdaq-100 Index Fund - K Shares | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Nasdaq-100 Index Fund - Institutional Shares | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
Nasdaq-100 Index Fund - Institutional Shares | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
Nasdaq-100 Index Fund - Institutional Shares | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
Nasdaq-100 Index Fund - Institutional Shares | Amazon.com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Nasdaq-100 Index Fund - Institutional Shares | Meta Platforms Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Nasdaq-100 Index Fund - Institutional Shares | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
Nasdaq-100 Index Fund - Institutional Shares | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Nasdaq-100 Index Fund - Institutional Shares | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Nasdaq-100 Index Fund - Institutional Shares | Alphabet Inc – Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Nasdaq-100 Index Fund - Institutional Shares | Alphabet Inc – Class C [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Nasdaq-100 Index Fund - Institutional Shares | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Nasdaq-100 Index Fund - Institutional Shares | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Nasdaq-100 Index Fund - Institutional Shares | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	24.90%
Nasdaq-100 Index Fund - Institutional Shares | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
Nasdaq-100 Index Fund - Institutional Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
Nasdaq-100 Index Fund - Institutional Shares | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Nasdaq-100 Index Fund - Institutional Shares | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Nasdaq-100 Index Fund - Institutional Shares | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Nasdaq-100 Index Fund - Institutional Shares | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	49.10%
Nasdaq-100 Index Fund - Institutional Shares | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Shelton Sustainable Equity Fund - Investor Shares | HA Sustainable Infrastructure Capital Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Shelton Sustainable Equity Fund - Investor Shares | Clean Harbors Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Shelton Sustainable Equity Fund - Investor Shares | Johnson Controls International plc [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Shelton Sustainable Equity Fund - Investor Shares | Ormat Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Shelton Sustainable Equity Fund - Investor Shares | Bunge Global SA [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Shelton Sustainable Equity Fund - Investor Shares | Aramark [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Shelton Sustainable Equity Fund - Investor Shares | Darling Ingredients Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Shelton Sustainable Equity Fund - Investor Shares | Xylem Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Shelton Sustainable Equity Fund - Investor Shares | Teledyne Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Shelton Sustainable Equity Fund - Investor Shares | Enphase Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Shelton Sustainable Equity Fund - Investor Shares | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Total Investments	2.73%
Shelton Sustainable Equity Fund - Investor Shares | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
Shelton Sustainable Equity Fund - Investor Shares | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
Shelton Sustainable Equity Fund - Investor Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%
Shelton Sustainable Equity Fund - Investor Shares | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
Shelton Sustainable Equity Fund - Investor Shares | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Shelton Sustainable Equity Fund - Investor Shares | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	43.50%
Shelton Sustainable Equity Fund - Investor Shares | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Shelton Sustainable Equity Fund - Investor Shares | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
Shelton Sustainable Equity Fund - Institutional Shares | HA Sustainable Infrastructure Capital Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Shelton Sustainable Equity Fund - Institutional Shares | Clean Harbors Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Shelton Sustainable Equity Fund - Institutional Shares | Johnson Controls International plc [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Shelton Sustainable Equity Fund - Institutional Shares | Ormat Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Shelton Sustainable Equity Fund - Institutional Shares | Bunge Global SA [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Shelton Sustainable Equity Fund - Institutional Shares | Aramark [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Shelton Sustainable Equity Fund - Institutional Shares | Darling Ingredients Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Shelton Sustainable Equity Fund - Institutional Shares | Xylem Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Shelton Sustainable Equity Fund - Institutional Shares | Teledyne Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Shelton Sustainable Equity Fund - Institutional Shares | Enphase Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Shelton Sustainable Equity Fund - Institutional Shares | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Total Investments	2.73%
Shelton Sustainable Equity Fund - Institutional Shares | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
Shelton Sustainable Equity Fund - Institutional Shares | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
Shelton Sustainable Equity Fund - Institutional Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%
Shelton Sustainable Equity Fund - Institutional Shares | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
Shelton Sustainable Equity Fund - Institutional Shares | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Shelton Sustainable Equity Fund - Institutional Shares | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	43.50%
Shelton Sustainable Equity Fund - Institutional Shares | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Shelton Sustainable Equity Fund - Institutional Shares | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
The United States Treasury Trust - Investor Shares | United States Treasury Bill, 12/19/2024 [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
The United States Treasury Trust - Investor Shares | United States Treasury Bill, 09/10/2024 [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
The United States Treasury Trust - Investor Shares | United States Treasury Bill, 09/17/2024 [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
The United States Treasury Trust - Investor Shares | United States Treasury Bill, 09/24/2024 [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
The United States Treasury Trust - Investor Shares | United States Treasury Bill, 10/29/2024 [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
The United States Treasury Trust - Investor Shares | United States Treasury Bill, 11/26/2024 [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
The United States Treasury Trust - Investor Shares | United States Treasury Bill, 09/05/2024 [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
The United States Treasury Trust - Investor Shares | United States Treasury Bill, 10/03/2024 [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
The United States Treasury Trust - Investor Shares | United States Treasury Bill, 10/17/2024 [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
The United States Treasury Trust - Investor Shares | United States Treasury Bill, 11/12/2024 [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
The United States Treasury Trust - Investor Shares | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%